Accounts receivable	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Accounts receivable
5.	Accounts receivable

As at December 31	2020	2019
Trade accounts receivable	$5,097	$10,136
Other accounts receivable	156	80

	$5,253	$10,216

As at December 31, 2020, there were three customers with amounts owing greater than 10% of the Company’s accounts receivable which totaled 95% in aggregate (Customer A – 38%, Customer B – 23%, Customer C – 34%).
As at December 31, 2019, there were three customers with amounts owing greater than 10% of the Company’s accounts receivable which totaled 96% in aggregate (Customer A – 41%, Customer B – 28%, Customer C – 27%).